Nature of Operations (Details Narrative)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Nature of Operations (Details Narrative)
Date of incorporation	Jun. 03, 2015	Jun. 03, 2015
State of incorporation	Wyoming	Wyoming